Consolidated Statements of Changes in Equity (USD $) In Millions, except Share data in Thousands	Total	Common Stock [Member]	Capital in Excess of Par Value [Member]	Treasury Shares at Cost [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Stockholders' Equity [Member]	Non-Controlling Interests [Member]
Balance at Dec. 31, 2009	$ 1,041	$ 42	$ 5,555		$ (5,153)	$ 399	$ 843	$ 198
Balance, shares at Dec. 31, 2009		215,252
Net income (loss)	(406)				(456)		(456)	50
Other comprehensive income	139					139	139
Share-based compensation plans	12		12				12
Net proceeds from the issuance of common stock (IPO)	448	9	439				448
Net proceeds from the issuance of common stock (IPO), shares	34,000	34,000
Issuance of additional shares		1,500
Dividends non-controlling interests	(2)							(2)
Changes in participations	(13)							(13)
Balance at Dec. 31, 2010	1,219	51	6,006		(5,609)	538	986	233
Balance, shares at Dec. 31, 2010		250,752
Net income (loss)	436				390		390	46
Other comprehensive income	(215)					(215)	(215)
Share-based compensation plans	31		31				31
Issuance of additional shares		1,000
Treasury shares	(57)			(57)			(57)
Treasury shares, shares		(5,689)
Shares issued pursuant to stock awards	10		10				10
Shares issued pursuant to stock awards, shares		1,774
Dividends non-controlling interests	(67)							(67)
Balance at Dec. 31, 2011	1,357	51	6,047	(57)	(5,219)	323	1,145	212
Balance, shares at Dec. 31, 2011		247,837
Net income (loss)	(52)				(115)		(115)	63
Other comprehensive income	(23)					(23)	(23)
Share-based compensation plans	52		52				52
Treasury shares	(26)		8	(34)			(26)
Treasury shares, shares		(1,245)
Shares issued pursuant to stock awards	14		(19)	33			14
Shares issued pursuant to stock awards, shares		2,434
Equity classified financial instruments	2		2				2
Dividends non-controlling interests	(40)							(40)
Balance at Dec. 31, 2012	$ 1,284	$ 51	$ 6,090	$ (58)	$ (5,334)	$ 300	$ 1,049	$ 235
Balance, shares at Dec. 31, 2012		249,026